Investments accounted for using equity method	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
Note 19—Investments accounted for using equity method
Set out below are the joint ventures of the Group as at 31 December 2025 that are considered material. These joint ventures with JSAT were acquired as part of the Intelsat acquisition and involve the joint ownership and governance of, and the allocation of costs and revenue from, the Horizons 3e (Horizons 3) and Galaxy 37 (Horizons 4) satellites.

€ million
Entity	Country of incorporation	% interest	Nature of relationship	Measurement method	Quoted fair value		Carrying amount

Horizons-4 Satellite LLC	USA	50	Joint venture	Equity	—	*	13
Horizons-3 Satellite LLC	USA	50	Joint venture	Equity	—	*	64

Total							77

*	Private entities – no quoted prices available
The acquisition-date fair value of the equity-method investments was EUR 72 million.
In connection with the Company’s investments in Horizons 3 and Horizons 4 it entered into capital contribution and subscription agreements that require it to fund its 50% share of the amounts due to maintain its respective 50% interest in the joint ventures.
In 2025 SES made contributions of EUR 7 million to Horizons 3 to cover its portion of escalating principal payments that Horizons 3 is required to pay JSAT under a loan agreement and expects to make further such contributions in 2026. Refer to Note 35 – Commitments and contingencies.
The Company has a revenue sharing agreement with JSAT related to services sold on the Horizons 3e (Horizons 3) and Galaxy 37 (Horizons 4) satellites, wherein the initiating party contracting with a customer is responsible for engineering, billing and collection for such services, and remits 50% of the revenue, subject to collections, less applicable fees and commissions, to the other party.
The tables below provide summarised financial information for the Group’s material joint ventures. The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not SES’s share of those amounts. The amounts in the income statement are for full year 2025, although these joint ventures were not acquired by SES until the closure of the Intelsat acquisition in July 2025. For each joint venture, the difference between the Group’s share of the closing net assets and the carrying amount is due to valuation adjustments.

€ million
	Horizons-4 Satellite LLC	Horizons-3 Satellite LLC
Summarised statement of financial position	2025	2025
Current assets
Cash and cash equivalents	1	—
Other current assets	—	5

Total current assets	1	5
Non-current assets	38	200
Current liabilities
Financial liabilities (excluding trade payables)	—	—
Other current liabilities	—	2

Total current liabilities	—	2
Non-current liabilities
Financial liabilities (excluding trade payables)	—	21
Other non-current liabilities	—	—

Total non-current liabilities	—	21

Net assets	39	182

Reconciliation to carrying amounts:
Opening net assets 1 January	50	189
Profit for the period	—	1
Other comprehensive income	—	—
Contributions	—	15
Dividends paid	(5)	—
Foreign exchange differences	(6)	(23)

Closing net assets	39	182

€ million
	Horizons-4 Satellite LLC	Horizons-3 Satellite LLC
Summarised statement of comprehensive income	2025	2025

Revenue	4	31
Interest income	—	—
Depreciation and amortisation	(2)	(20)
Interest expense	—	(3)
Income tax expense	—	—

Profit for the period	—	1
Other comprehensive income	—	—
Total comprehensive income	—	1
Dividends received from associates and joint venture entities	2	—